Intangible Assets, Net	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

Note 10 - INTANGIBLE ASSETS, NET

As of December 31, 2019 and 2018, intangible assets, net consisted of the following:

	December 31, 2019	December 31, 2018
AGM domain names	$14,800	14,800
Total intangible assets	14,800	14,800
Less: accumulated amortization	(3,207)	(1,727)
Total intangible assets, net	$11,593	$13,073

For the fiscal years ended December 31, 2019, 2018 and 2017, amortization expenses amounted to $1,480, $328,983 and $216,180, respectively.